Note 11 - Leases (Tables)	9 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity of lease liability for the operating leases for the period ended December 31,
2023	$87,461
2024	71,077
2025	72,000
2026	72,000
2027	54,000
Imputed interest	(39,367)
Total lease liability	$317,171
Disclosed as:
Current portion	$72,319
Non-current portion	$244,852

Lessee, Right-of-Use Asset, Future Amortization Expense [Table Text Block]
2023	$75,920
2024	62,320
2025	61,827
2026	65,113
2027	51,091

Total	$316,271

Lease, Cost [Table Text Block]
	Nine Months	Nine Months
	ended	ended
	December 31,	December 31,
	2022	2021
	(unaudited)	(unaudited)
Operating lease expense	$55,568	$49,055
	Three Months	Three Months
	ended	ended
	December 31,	December 31,
	2022	2021
	(unaudited)	(unaudited)
Operating lease expense	$22,765	$16,552